Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compen- sation Table Total for CEO (Rick Wilmer) ($)	Compen- sation Actually Paid to CEO (Rick Wilmer) ($)(1)	Summary Compen- sation Table Total for Former CEO ($)	Compen- sation Actually Paid to Former CEO ($)(1)	Average Summary Compen- sation Table Total for Other NEOs ($)(2)	Average Compen- sation Actually Paid to Other NEOs ($)(1)(2)	Value of Initial $100 Investment Based On:		Net Income ($ Millions)
							ChargePoint TSR ($)	Peer Group TSR ($)(3)		Revenue ($ Millions)
2026	4,106,013	(1,165,738)	—	—	1,217,496	113,969	0.79	128.98	(220.2)	411.2
2025	3,133,340	813,460	—	—	1,419,365	883,085	2.53	148.89	(277.1)	417.1
2024	3,497,427	(366,144)	602,418	(30,047,981)	1,081,990	(3,297,967)	4.99	136.57	(457.6)	506.6
2023	—	—	16,755,533	12,734,139	7,444,668	6,379,049	31.90	89.04	(345.1)	468.1
2022	—	—	58,679,085	(43,687,041)	6,277,153	(842,989)	36.39	112.53	(132.2)	241.0

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Pasquale Romano served as our CEO for the entirety of fiscal 2022 and fiscal 2023. In fiscal 2024, Mr. Romano served as our CEO through November 16, 2023, and Rick Wilmer served as our CEO from November 16, 2023 to January 31, 2024. Mr. Wilmer served as our CEO for the entirety of fiscal 2025 and fiscal 2026. The other NEOs in each covered year were as follows:
2026 - Mansi Khetani, Eric Batill, JD Singh, David Vice and Rebecca Chavez
2025 - Mansi Khetani, Rebecca Chavez, JD Singh and David Vice
2024 - Mansi Khetani, Rebecca Chavez, Michael Hughes, Rex Jackson and William Loewenthal
2023 - Rick Wilmer, Rex Jackson, Michael Hughes and Eric Sidle
2022 - Rex Jackson, Michael Hughes, Colleen Jansen, Eric Sidle and Christopher Burghardt

Peer Group Issuers, Footnote	S&P Application Software index, consistent with our stock performance chart in our Annual Report on Form 10-K filed on April 2, 2026.
PEO Total Compensation Amount	$ 4,106,013			$ 16,755,533	$ 58,679,085
PEO Actually Paid Compensation Amount	$ (1,165,738)			12,734,139	(43,687,041)
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance table. “Compensation Actually Paid” does not necessarily reflect cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments to compensation as reported in the Summary Compensation Table:

		CEO (Rick Wilmer) ($)
		2026
	Summary Compensation Table Total	4,106,013
Less:	Grant Date Fair Value of Equity Awards	(3,481,013)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+322,430
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+131,052
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	(1,486,900)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	(757,320)
=	Compensation Actually Paid	(1,165,738)

		Average of Other NEOs ($)
		2026
	Summary Compensation Table Total	1,217,496
Less:	Grant Date Fair Value of Equity Awards	(837,671)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+228,922
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+60,807
Minus:	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	(127,803)
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	(327,584)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	(100,198)
=	Compensation Actually Paid	113,969
________________
	*All performance-based RSU (PRSU) award valuations included in "compensation actually paid" values were performed using the Monte Carlo probability model in a manner consistent with the process used to determine their grant date fair values (refer to our Annual Report on Form 10-K filed on April 2, 2026 for additional detail).
Non-PEO NEO Average Total Compensation Amount	$ 1,217,496	$ 1,419,365	$ 1,081,990	7,444,668	6,277,153
Non-PEO NEO Average Compensation Actually Paid Amount	$ 113,969	883,085	(3,297,967)	6,379,049	(842,989)
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance table. “Compensation Actually Paid” does not necessarily reflect cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments to compensation as reported in the Summary Compensation Table:

		CEO (Rick Wilmer) ($)
		2026
	Summary Compensation Table Total	4,106,013
Less:	Grant Date Fair Value of Equity Awards	(3,481,013)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+322,430
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+131,052
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	(1,486,900)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	(757,320)
=	Compensation Actually Paid	(1,165,738)

		Average of Other NEOs ($)
		2026
	Summary Compensation Table Total	1,217,496
Less:	Grant Date Fair Value of Equity Awards	(837,671)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+228,922
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+60,807
Minus:	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	(127,803)
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	(327,584)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	(100,198)
=	Compensation Actually Paid	113,969
________________
	*All performance-based RSU (PRSU) award valuations included in "compensation actually paid" values were performed using the Monte Carlo probability model in a manner consistent with the process used to determine their grant date fair values (refer to our Annual Report on Form 10-K filed on April 2, 2026 for additional detail).
Compensation Actually Paid vs. Total Shareholder Return
The relationship between "compensation actually paid" (CAP) and the financial performance elements reflected in the above Pay versus Performance table are described in the below charts:
*    2025/2026 Avg. NEO CAP and 2024/2025/2026 CAP to CEO are too small to have visible bar indicators in the chart.

Compensation Actually Paid vs. Net Income	* 2025/2026 Avg. NEO CAP and 2024/2025/2026 CAP to CEO is too small to have a visible bar indicator in the chart.
Compensation Actually Paid vs. Company Selected Measure	* 2025/2026 Avg. NEO and 2024/2025/2026 CAP to CEO is too small to have a visible bar indicator in the chart.
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following measures, in our assessment, represent the most important financial performance measures that link "compensation actually paid" to our named executive officers, for fiscal 2026, to ChargePoint’s performance:
1)Revenue
2)Adjusted EBITDA
3)Absolute Stock Price Performance

Total Shareholder Return Amount	$ 0.79	2.53	4.99	31.90	36.39
Peer Group Total Shareholder Return Amount	128.98	148.89	136.57	89.04	112.53
Net Income (Loss)	$ (220,200,000)	$ (277,100,000)	$ (457,600,000)	$ (345,100,000)	$ (132,200,000)
Company Selected Measure Amount	411,200,000	417,100,000	506,600,000	468,100,000	241,000,000.0
Measure:: 1
Pay vs Performance Disclosure
Name	1)Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Absolute Stock Price Performance
Rick Wilmer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,106,013	$ 3,133,340	$ 3,497,427
PEO Actually Paid Compensation Amount	$ (1,165,738)	$ 813,460	(366,144)
PEO Name	Rick Wilmer
Former CEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			602,418
PEO Actually Paid Compensation Amount			$ (30,047,981)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,481,013)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	322,430
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,486,900)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,052
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(757,320)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(837,671)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,922
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(327,584)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,807
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,198)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (127,803)